PROPERTY AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

6. PROPERTY AND EQUIPMENT, NET

In the fiscal years ended September 30, 2024, 2023, and 2022, the Company disposed of its property and equipment and incurred disposal loss of ¥28 thousand, ¥43 thousand, and nil, respectively.

As of September 30, 2024 and 2023, property and equipment consisted of the following (in thousands):

		As of September 30,
	Useful Life (years)	2024	2023
Machinery and Equipment	5 – 10	¥2,565	¥2,565
Tools, Furniture, and Fixtures	2 – 5	68,256	49,845
Less: Accumulated depreciation		(49,241)	(32,602)
Property and equipment, net		¥21,580	¥19,808

The Company recorded depreciation expense on property and equipment of ¥17.0 million, ¥8.0 million, and ¥2.8 million for the fiscal years ended September 30, 2024, 2023, and 2022, respectively. The Company records depreciation expense in selling, general, and administrative expenses and cost of revenue on the statements of income.